SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 18 – SEGMENT INFORMATION
We determine our reportable segments based on the manner in which our Chief Executive Officer, considered to be the chief operating decision maker (“CODM”), regularly reviews our operations and performance. Segment information is prepared on the same basis that our CODM manages the segments, evaluates financial results, allocates resources, and makes key operating decisions.
We operate two reportable segments identified by their geographic regions:

•
New Zealand – 2degrees offers wireless voice and data communication services through both prepaid and postpaid payment plans. 2degrees also provides fixed broadband communications services to business and residential customers in New Zealand.

•
Bolivia – NuevaTel offers voice and data services through both prepaid cards and postpaid payment plans to its mobile customers in Bolivia. In addition, NuevaTel offers fixed broadband services and public telephony services.

Our CODM evaluates and measures segment performance primarily based on revenues and Segment Adjusted EBITDA. Segment Adjusted EBITDA represents loss before income taxes excluding amounts for (1) interest expense (benefit); (2) depreciation, amortization and accretion; (3) equity-based compensation (recorded as a component of General and administrative expenses); (4) loss (gain) on disposal of assets and sale-leaseback transaction; and (5) all other non-operating
income and expenses. Adjusted EBITDA is a common measure of operating performance in the capital-intensive telecommunications industry. We believe Segment Adjusted EBITDA is a key measure for internal reporting; it is used by management to evaluate profitability and operating performance of our segments and to allocate resources because it allows us to evaluate performance absent non-operational
factors that affect net (loss) income. Adjusted EBITDA is not defined in the same manner by all companies and may not be comparable to other similarly titled measures of other companies unless the definition is the same.

Revenue is attributed to regions based on where services are provided. Segment results do not include any intercompany revenues. The identifiable assets by segment disclosed in this
N
ote are those assets specifically identifiable within each segment and include cash and cash equivalents, net property and equipment, goodwill, and other intangible assets. Assets and capital expenditures not identified by reportable segment below are associated with corporate assets. Corporate assets consist primarily of cash and cash equivalents available for general corporate purposes, investments and assets of the corporate headquarters. Expense and income items excluded from segment earnings are managed at the corporate level. The accounting policies of the reportable segments are the same as those described in Note 1 – Description of Business, Basis of Presentation and Summary of Significant Accounting Policies.
No customer accounted for more than 10% of the Company’s consolidated total revenues in 2021, 2020 or 2019.

The table below presents financial information for our reportable segments and reconciles total Segment Adjusted EBITDA to Loss before income taxes:

	Year ended December 31,
	2021	2020	2019
Revenues
New Zealand	$528,616	$458,858	$486,380
Bolivia	124,631	151,001	206,804
Unallocated Corporate & Eliminations	317	440	743

Total revenues	$653,564	$610,299	$693,927

Segment Adjusted EBITDA
New Zealand	$127,624	$111,446	$106,308
Bolivia	(72)	6,613	42,475
Equity-based compensation	(3,407)	(5,637)	(4,041)
Transaction and other nonrecurring costs	(9,389)	(2,360)	(6,946)
Depreciation, amortization and accretion	(107,241)	(106,971)	(109,845)
Impairment of long-lived assets	(113,844)	—	—
(Loss) gain on disposal of assets and sale-leaseback transaction	(1,094)	2,525	11,169
Interest expense	(53,713)	(46,517)	(45,988)
Change in fair value of warrant liability	55	(49)	1
Debt issuance and modification costs	(7,016)	—	—
Other, net	(3,299)	(4,611)	555
Unallocated Corporate & Eliminations	(12,434)	(11,034)	(10,462)

Loss before income taxes	$(183,830)	$(56,595)	$(16,774)

Depreciation, amortization and accretion
New Zealand	$73,909	$64,635	$64,197
Bolivia	33,313	41,907	44,944
Unallocated Corporate & Eliminations	19	429	704

Total depreciation, amortization and accretion	$107,241	$106,971	$109,845

Capital expenditures
New Zealand	$81,059	$65,060	$59,555
Bolivia	11,761	12,251	25,636
Unallocated Corporate & Eliminations	18	20	21

Total capital expenditures	$92,838	$77,331	$85,212

Total assets
New Zealand	$618,037	$602,568
Bolivia	183,403	340,436
Unallocated Corporate & Eliminations	2,427	46,027

Total assets	$803,867	$989,031

The table below presents total revenues by product or service type for the years ended December 31, 2021, 2020 and 2019:

	New Zealand	Bolivia	Unallocated Corporate & Eliminations	Total
Year ended December 31, 2021
Wireless service revenues (1)	$302,704	$117,571	$—	$420,275
Fixed broadband service revenues (1)	106,478	5,064	—	111,542
Equipment sales	112,555	317	—	112,872
Non-subscriber ILD and other revenues	6,879	1,679	317	8,875

Total revenues	$528,616	$124,631	$317	$653,564

Year ended December 31, 2020

Wireless service revenues (1)	$266,630	$141,735	$—	$408,365
Fixed broadband service revenues (1)	83,545	3,085	—	86,630
Equipment sales	101,860	4,399	—	106,259
Non-subscriber ILD and other revenues	6,823	1,782	440	9,045

Total revenues	$458,858	$151,001	$440	$610,299

Year ended December 31, 2019
Wireless service revenues (1)	$261,218	$194,461	$—	$455,679
Fixed broadband service revenues (1)	69,317	1,513	—	70,830
Equipment sales	149,103	8,403	—	157,506
Non-subscriber ILD and other revenues	6,742	2,427	743	9,912

Total revenues	$486,380	$206,804	$743	$693,927

(1)
Beginning in 2021, we replaced “Wireline” with “Fixed broadband” to describe the revenues associated with the Company’s fixed broadband product in New Zealand and Bolivia. As a result, fixed LTE service revenues were reclassified from Other wireless service and other revenues and are now included as a component of Fixed broadband service revenues.